INVESTMENTS - Schedule of Investments (Details) ¥ in Millions, $ in Millions	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INVESTMENTS
Equity securities with readily determinable fair values	¥ 67		¥ 81
Bank time deposits and financial products	2,238		3,522
Total short-term investments	2,305	$ 322	3,603
Equity securities without readily determinable fair values	61		86
Equity-method investments	1,105		1,113
Available-for-sale debt securities	235		230
Bank time deposits	900		887
Total long-term investments	2,301	$ 321	2,316
Marketable Securities
INVESTMENTS
Equity securities with readily determinable fair values	67		81
Cjia Group-preferred shares
INVESTMENTS
Equity securities without readily determinable fair values	39		66
Available-for-sale debt securities	235		230
Other equity securities without readily determinable fair values
INVESTMENTS
Equity securities without readily determinable fair values	22		20
AAPC LUB
INVESTMENTS
Equity-method investments	461		495
Hotel related funds
INVESTMENTS
Equity-method investments	396		404
Other investments
INVESTMENTS
Equity-method investments	¥ 248		¥ 214